Benefit Plans - Summary of Changes in Plan Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		$ 1,597
Ending balance		5,365	$ 1,597
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		(56,421)
Ending balance		(72,383)	(56,421)
Defined Benefit Pension Plan | Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		56,421	48,981
Interest income		638	718
Return on plan assets		456	4,731
Contributions by participants and employer		11,789	8,965
Other	[1]	288	302
Benefits paid		(5,564)	(3,530)
Translation differences		8,355	(3,746)
Ending balance		$ 72,383	$ 56,421

[1]	These amounts relate to the plan assets and defined benefit obligations of employees with seasonal contracts who do not have active contracts with the Group as of December 31 of the respective period.